Deferred Policy Acquisition and Sales Inducement Costs (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Policy Acquisition and Sales Inducement Costs
Schedule of deferred policy acquisition costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Balance, beginning of year	$947	$1,232	$1,156
Acquisition costs deferred	51	55	78
Amortization charged to income	(147)	(180)	(146)
Effect of unrealized gains and losses	(123)	(160)	144
Reinsurance assumed from AAC	245	—	—
Balance, end of year	$973	$947	$1,232

Schedule of DSI activity for Allstate Financial
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2020	2019	2018
Balance, beginning of year	$27	$34	$36
Amortization charged to income	(5)	(5)	(4)
Effect of unrealized gains and losses	3	(2)	2
Balance, end of year	$25	$27	$34